Derivative Liabilities (Details Narrative) (10k) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016	Jul. 31, 2016	Jan. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of conversion of stock, description		Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.
Percentage of exercise price for warrant, description		The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.
Derivative liability	$ 35,299
Amortization of debt discount		$ 259,813
Interest expense related to amortization of debt discount	35,299	259,813
Additional debt discount		16,624
Unamortized debt discount related to derivative liability	0	0
Change in fair value of derivative liability		288,643
Derivative liability for warrants and convertible debt			$ 3,293	$ 4,083	$ 216,705
Resolution of derivative liabilities due to debt conversions		279,112	$ 833,583
Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability		923,911
Fair value of convertible debt		$ 279,987
Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Volatility rate		158.00%
Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Volatility rate		170.00%